Debt, Banking Arrangements, and Leases	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt, Banking Arrangements, and Leases [Text Block]
Note 13 – Debt, Banking Arrangements, and Leases
Long-Term Debt

	December 31,
	2017	2016
	(Millions)
Transco:
6.05% Notes due 2018	$250	$250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Other financing obligation	231	—
Northwest Pipeline:
5.95% Notes due 2017	—	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
4% Notes due 2027	250	—
WPZ:
7.25% Notes due 2017	—	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.6% Notes due 2022	1,250	1,250
3.35% Notes due 2022	750	750
6.125% Notes due 2022	—	750
4.5% Notes due 2023	600	600
4.875% Notes due 2023	—	1,400
4.3% Notes due 2024	1,000	1,000
4.875% Notes due 2024	750	750
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
Term Loan, variable interest rate, due 2018	—	850
WMB:
7.875% Notes due 2021	371	371
3.7% Notes due 2023	850	850
4.55% Notes due 2024	1,250	1,250
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
5.75% Notes due 2044	650	650
Various — 7.625% to 10.25% Notes and Debentures due 2019 to 2027	55	55
Credit facility loans	270	775
Debt issuance costs	(122)	(119)
Net unamortized debt premium (discount)	(24)	88
Total long-term debt, including current portion	20,935	23,409
Long-term debt due within one year	(501)	(785)
Long-term debt	$20,434	$22,624

Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2017
(Millions)
2018	$502
2019	33
2020	2,123
2021	1,143
2022	2,003

Issuances and retirements
On July 6, 2017, WPZ repaid its $850 million variable interest rate term loan that was due December 2018 using proceeds from the sale of its Geismar Interest.
On June 5, 2017, WPZ issued $1.45 billion of 3.75 percent senior unsecured notes due 2027. WPZ used the proceeds for general partnership purposes, primarily the July 3, 2017, repayment of $1.4 billion of 4.875 percent senior unsecured notes that were due in 2023.
On April 3, 2017, Northwest Pipeline issued $250 million of 4.0 percent senior unsecured notes due 2027 to investors in a private debt placement. Northwest Pipeline used the net proceeds to retire $185 million of 5.95 percent senior unsecured notes that matured on April 15, 2017, and for general corporate purposes. As part of the issuance, Northwest Pipeline entered into a registration rights agreement with the initial purchasers of the unsecured notes. Under the terms of the agreement, Northwest Pipeline was obligated to file and consummate a registration statement for an offer to exchange the notes for a new issue of substantially identical notes registered under the Securities Act of 1933, as amended, within 365 days from closing and to use commercially reasonable efforts to complete the exchange offer. Northwest Pipeline has filed the registration statement, which became effective in January 2018. The exchange offer is expected to be completed in the first quarter of 2018.
On February 23, 2017, using proceeds received from the Financial Repositioning (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies), WPZ early retired $750 million of 6.125 percent senior unsecured notes that were due in 2022.
WPZ retired $600 million of 7.25 percent senior unsecured notes that matured on February 1, 2017.
Northwest Pipeline retired $175 million of 7 percent senior unsecured notes that matured on June 15, 2016.
Transco retired $200 million of 6.4 percent senior unsecured notes that matured on April 15, 2016.
On January 22, 2016, Transco issued $1 billion of 7.85 percent senior unsecured notes due 2026 to investors in a private debt placement. In January 2017, Transco completed an exchange of these notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended. Transco used the net proceeds to repay debt and to fund capital expenditures.
Other financing obligation

During the construction of Transco’s Dalton expansion project, WPZ received funding from a partner for its proportionate share of construction costs related to its undivided ownership interest in the project. Amounts received were recorded within noncurrent liabilities and 100 percent of the costs associated with construction were capitalized on our Consolidated Balance Sheet. Upon placing the project in service during the third quarter of 2017, WPZ began leasing this partner’s undivided interest in the lateral, including the associated pipeline capacity, and reclassified approximately $237 million of funding previously received from its partner from noncurrent liabilities to debt to reflect the financing obligation payable to its partner over an expected term of 35 years.
Credit Facilities

	December 31, 2017
	Available	Outstanding
	(Millions)
WMB
Long-term credit facility	$1,500	$270
Letters of credit under certain bilateral bank agreements		13
WPZ
Long-term credit facility (1)	3,500	—
Letters of credit under certain bilateral bank agreements		1
________________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

WMB long-term credit facility
On February 2, 2015, we entered into the Second Amended and Restated Credit Agreement. The aggregate commitments available remained at $1.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. In November 2017, the maturity date of the credit facility was extended to February 2, 2021. However, we may request an additional extension of the maturity date for a one year period to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement also allows for swing line loans up to an aggregate amount of $50 million, subject to available capacity under the credit facility, and the letters of credit up to $675 million.
The agreements governing the credit facilities contain the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, make investments, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under its respective credit facility, the lenders will be able to terminate the commitments for the respective borrowers and accelerate the maturity of any loans of the defaulting borrower under the respective credit facility agreement and exercise other rights and remedies.

•
Each time funds are borrowed under our credit facility, the borrower may choose from two methods of calculating interest: a fluctuating base rate equal to the bank’s alternate base rate plus an applicable margin or a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus an applicable margin. The borrower is required to pay a commitment fee based on the unused portion of its respective credit facility. The applicable margin and the commitment fee are determined for us by reference to a pricing schedule based on our senior unsecured long-term debt ratings.

Significant financial covenants under the agreement require the ratio of debt to EBITDA (each as defined in the credit agreement) be no greater than 5 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.
We are in compliance with these financial covenants as measured at December 31, 2017.
As of February 20, 2018, there are no amounts outstanding under our long-term credit facility.
WPZ long-term credit facilities
On February 2, 2015, WPZ along with Transco, Northwest Pipeline, the lenders named therein, and an administrative agent entered into the Second Amended & Restated Credit Agreement with aggregate commitments available of $3.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. In November 2017, the maturity date of the credit facility was extended to February 2, 2021. However, the co-borrowers may request an additional extension of the maturity date for a one year period to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement allows for swing line loans up to an aggregate amount of $150 million, subject to available capacity under the credit facility, and letters of credit commitments of $1.125 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The agreement governing this credit facility contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Other than swing line loans, each time funds are borrowed, the borrower must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  If such borrowing is an alternate base rate borrowing, interest is calculated on the basis of the greater of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus one half of 1 percent, and (c) a periodic fixed rate equal to the LIBOR plus 1 percent, plus, in the case of each of (a), (b), and (c), an applicable margin. If the borrowing is a Eurodollar borrowing, interest is calculated on the basis of LIBOR for the relevant period plus an applicable margin.  Interest on swing line loans is calculated as the sum of the alternate base rate plus an applicable margin.  The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

Significant financial covenants under the agreement require the ratio of debt to EBITDA, each as defined in the credit facility, be no greater than 5.00 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.
The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each Transco and Northwest Pipeline. WPZ is in compliance with these financial covenants as measured at December 31, 2017.
As of February 20, 2018, there are no amounts outstanding under the WPZ long-term credit facility.
Commercial Paper Program
On February 2, 2015, WPZ amended and restated the commercial paper program for the ACMP Merger and to allow a maximum outstanding amount of unsecured commercial paper notes of $3 billion. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are used for general partnership purposes, including funding capital expenditures, working capital, and partnership distributions. At December 31, 2017, WPZ had no Commercial paper outstanding. At December 31, 2016, WPZ had $93 million of Commercial paper outstanding at a weighted-average interest rate of 1.06 percent, which was classified in Current liabilities in the Consolidated Balance Sheet, as the outstanding notes had maturity dates less than three months from the date of issuance.
Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $1.110 billion in 2017, $1.152 billion in 2016, and $1.023 billion in 2015.
Restricted Net Assets of Subsidiaries
We have considered the guidance in the Securities and Exchange Commission’s Regulation S-X related to restricted net assets of subsidiaries. In accordance with Rule 4-08(e) of Regulation S-X, we have determined that certain net assets of our subsidiaries are considered restricted under this guidance and exceed 25 percent of our consolidated net assets. As of December 31, 2017, substantially all of these restricted net assets relate to the net assets of WPZ, which are technically considered restricted under this accounting rule due to terms within WPZ’s partnership agreement that govern the partnerships’ assets. Our interest in WPZ’s net assets that are considered to be restricted at December 31, 2017, was $16 billion.
Leases-Lessee
The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2017
(Millions)
2018	$43
2019	41
2020	33
2021	33
2022	29
Thereafter	137
Total	$316

Total rent expense was $62 million in 2017, $64 million in 2016, and $69 million in 2015 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Operations.